UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cedar Hill Capital Partners, LLC
Address: 445 Park Avenue, 5th Floor
         New York, New York 10022

Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frank J. Paone
Title: Chief Financial Officer
Phone: (212) 201-5805

Signature, Place, and Date of Signing:

            /s/ Frank J. Paone      New York, NY     2/19/2008
           ---------------------   --------------   -----------
                [Signature]        [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   31
Form 13F Information Table Value Total:   219,106
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                                              FORM 13F INFORMATION TABLE

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          Column 1            Column 2   Column 3  Column 4         Column 5           Column 6   Column 7         Column 8
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                              TITLE OF              VALUE     SHARES/           PUT/  INVESTMENT   OTHER
      NAME OF ISSUER           CLASS      CUSIP    (x1000)    PRN AMT   SH/PRN  CALL  DISCRETION  MANAGERS     VOTING AUTHORITY
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                                                                                                            SOLE       SHARED  NONE

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
ALLIED WRLD ASSUR COM HLDG      COM     G0219G203     1,505     30,000    SH             SOLE                  30,000

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AMERICAN FINL GROUP INC         COM     025932104     8,687    300,800    SH             SOLE                 300,800

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CLAYTON HLDGS INC               COM     18418N107       155     30,000    SH             SOLE                  30,000

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CNB FINL CORP                   COM     126117100     9,222    273,500    SH             SOLE                 273,500

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DEERFIELD TRIARC CAP CORP       COM     244331104     6,555    819,370    SH             SOLE                 819,370

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DOLLAR FINL CORP                COM     256664103    13,473    439,000    SH             SOLE                 439,000

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EMPLOYERS HOLDINGS INC          COM     292218104       418     25,000    SH             SOLE                  25,000

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FIRST CASH FINL SVCS INC        COM     31942D107     4,339    295,600    SH             SOLE                 295,600

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FRIEDMAN BILLINGS RAMSEY
GROUP INC                       CALL    358434108        14      5,500    SH    CALL     SOLE                   5,500

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GLG PARTNERS INC                COM     37929X107     3,033    223,000    SH             SOLE                 223,000

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HANOVER INSUR GROUP INC         COM     410867105     9,160    200,000    SH             SOLE                 200,000

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INVESCO LTD                     COM     G491BT108     7,842    249,900    SH             SOLE                 249,900

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INVESTOOLS INC                  COM     46145P103    11,511    648,900    SH             SOLE                 648,900

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IPC HLDGS LTD                   COM     G4933P101     5,774    200,000    SH             SOLE                 200,000

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JEFFERIES GROUP INC NEW         COM     472319102       115      5,000    SH             SOLE                   5,000

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KNIGHT CAPITAL GROUP INC        CL A    499005106       288     20,000    SH             SOLE                  20,000

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M D C HLDGS INC                 COM     552676108     4,084    110,000    SH             SOLE                 110,000

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

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          Column 1            Column 2   Column 3  Column 4         Column 5           Column 6   Column 7         Column 8
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                              TITLE OF              VALUE     SHARES/           PUT/  INVESTMENT   OTHER
      NAME OF ISSUER           CLASS      CUSIP    (x1000)    PRN AMT   SH/PRN  CALL  DISCRETION  MANAGERS     VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            SOLE       SHARED  NONE

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
M/I HOMES INC                   COM     55305B101     1,727    164,492    SH             SOLE                 164,492

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MAX CAPITAL GROUP LTD           COM     G6052F103     7,419    265,045    SH             SOLE                 265,045

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NVR INC                         COM     62944T105       262        500    SH             SOLE                     500

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NYMEX HOLDINGS INC              COM     62948N104    22,580    169,000    SH             SOLE                 169,000

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NELNET INC                      CL A    64031N108    24,187  1,903,000    SH             SOLE               1,903,000

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PENSON WORLDWIDE INC            COM     709600100       451     31,400    SH             SOLE                  31,400

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PLATINUM UNDERWRITERS HLDGS
LTD                             COM     G7127P100    10,490    295,000    SH             SOLE                 295,000

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SLM CORP                        COM     78442P106    35,245  1,750,000    SH             SOLE               1,750,000

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STANDARD PAC CORP NEW           COM     85375C101     2,338    697,784    SH             SOLE                 697,784

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STIFEL FINL CORP                COM     860630102       263      5,000    SH             SOLE                   5,000

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TELECOMMUNICATION SYS INC       CL A    87929J103     2,391    671,561    SH             SOLE                 671,561

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TRADESTATION GROUP INC          COM     89267P105     9,519    669,859   SH             SOLE                  669,859

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WHITE MTNS INS GROUP LTD        COM     G9618E107    14,439     28,088   SH             SOLE                   28,088

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XL CAP LTD                      PUT     G98255105     1,620      6,000   SH     PUT     SOLE                    6,000

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